Exchangeable Notes	12 Months Ended
Dec. 31, 2025
Disclosure Of Borrowings [Abstract]
Exchangeable Notes	Exchangeable Notes
On March 2, 2021, the Company’s wholly owned subsidiary, Spotify USA Inc. (the “Issuer”), issued US$1,500 million aggregate principal amount of 0% Exchangeable Senior Notes due 2026 (the “Exchangeable Notes”), which included the initial purchasers’ exercise in full of their option to purchase an additional US$200 million principal amount of the Exchangeable Notes. The Exchangeable Notes will mature on March 15, 2026, unless earlier repurchased, redeemed or exchanged. As of December 31, 2025, the Exchangeable Notes are classified within current liabilities in the consolidated statement of financial position. The Exchangeable Notes are fully and unconditionally guaranteed, on a senior, unsecured basis by the Company.
The net proceeds from the issuance of the Exchangeable Notes were €1,223 million after deducting transaction costs of €18 million. The transaction costs were immediately expensed and included in finance costs in the consolidated statement of operations.
The Exchangeable Notes are the Issuer’s senior unsecured obligations and are equal in right of payment with the Issuer’s future senior, unsecured indebtedness, senior in right of payment to the Issuer’s future indebtedness that is expressly subordinated to the Exchangeable Notes and effectively subordinated to the Issuer’s future secured indebtedness, to the extent of the value of the collateral securing that indebtedness. The Exchangeable Notes will be structurally subordinated to all future indebtedness and other liabilities, including trade payables, and (to the extent the Issuer is not a holder thereof) preferred equity, if any, of the Issuer’s subsidiaries.
The initial exchange rate is 1.9410 ordinary shares per US$1,000 principal amount of Exchangeable Notes, which represents an initial exchange price of approximately US$515.20 per ordinary share. The exchange rate and exchange price will be subject to customary adjustments upon the occurrence of certain events as set forth in the indenture governing the Exchangeable Notes (the “Indenture”). In addition, if certain corporate events that constitute a make-whole fundamental change occur as set forth in the Indenture, then the exchange rate will, in certain circumstances, be increased for a specified period of time.
The circumstances required to allow the noteholders to exchange their Exchangeable Notes, as outlined in the Indenture, have been met since June 30, 2025. The Exchangeable Notes are exchangeable through close of business on March 12, 2026. The Group has elected to settle all exchanges on or after December 15, 2025 in cash.
The Exchangeable Notes were not redeemable prior to March 20, 2024, except in the event of certain tax law changes as set forth in the Indenture. Since March 20, 2024, the Exchangeable Notes are redeemable, in whole or in part, at the Issuer’s option at any time, and from time to time, and on or before the 40th scheduled trading day immediately before the maturity date, at a cash redemption price equal to the principal amount of the Exchangeable Notes to be redeemed, plus accrued and unpaid special and additional interest, if any, but only if the last reported sale price per ordinary share exceeds 130% of the exchange price on:
(1) each of at least 20 trading days, whether or not consecutive, during the 30 consecutive trading days ending on, and including, the trading day immediately before the date the Issuer sends the related redemption notice; and
(2) the trading day immediately before the date the Issuer sends such notice.
The circumstances required to allow the Issuer to redeem the Exchangeable Notes were not met as of December 31, 2025. In addition, the Issuer will have the right to redeem all, but not less than all, of the Exchangeable Notes if certain changes in tax law as set forth in the Indenture occur. In addition, calling any Exchangeable Note for redemption will constitute a make-whole fundamental change with respect to that Exchangeable Note, in which case the exchange rate applicable to the exchange of that Exchangeable Note will be increased in certain circumstances if it is exchanged after it is called for redemption.
Upon the occurrence of a “fundamental change” as set forth in the Indenture, noteholders may require the Issuer to repurchase their Exchangeable Notes at a cash repurchase price equal to the principal amount of the Exchangeable Notes to be repurchased, plus accrued and unpaid special and additional interest, if any, to, but excluding, the fundamental change repurchase date as set forth in the Indenture.
The Group accounted for the Exchangeable Notes at fair value through profit and loss using the fair value option in accordance with IFRS 9, Financial Instruments. Under this approach, the Exchangeable Notes are accounted for in their entirety at fair value, with any change in fair value after initial measurement being recorded in finance income or cost in the consolidated statement of operations, except that changes in fair value that are due to changes in own credit risk are presented separately in other comprehensive income and will not be reclassified to the consolidated statement of operations.
The fair value of the Exchangeable Notes as of December 31, 2025 was €1,458 million. See Note 22 for information regarding the key inputs and assumptions used to estimate the fair value of the Exchangeable Notes.
During the year ended December 31, 2025, noteholders of a portion of the Group’s Exchangeable Notes exchanged US$422 thousand in principal of Exchangeable Notes. The Exchangeable Notes that were exchanged were settled in cash at the Group’s election.